CONOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' deficit:
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	31,425,021	27,797,950	27,797,950
Common stock, shares outstanding	31,425,021	27,797,950	27,797,950